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November 22, 2005



EDGAR FILING
------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

          Re:   AGILEX Funds
                File Nos. 333-91050 and 811-21123
                ---------------------------------

Dear Sir or Madam:

    Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Statement of Additional Information used with respect to the above Registrant does not differ from the Statement of Additional Information contained in Post-Effective Amendment No.6 ("PEA No.6") to its Registration Statement on Form N-1A and that PEA No.6 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9422.

                                                   Very truly yours,

                                                   /s/ Arun Murthy

                                                   Arun Murthy